Intangible Assets (Details 1) (USD $)	Mar. 31, 2013	Dec. 31, 2012
Summary of estimated amortization expense
For the year ended December 31, 2013		$ 111,724
For the year ended December 31, 2014		111,724
For the year ended December 31, 2015		111,724
For the year ended December 31, 2016		111,724
After December 31, 2016		1,094,991
Total	$ 1,513,956	$ 1,541,887